Subsequent Events	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Subsequent Events
Subsequent Events

10.       Subsequent Events

S-4 Filed June 13, 2013

On June 13, 2013 the Company filed a form S-4 with the SEC and is currently in the process of registering to exchange up to $289,387,000 in aggregate principal amount of its Secured Notes for up to $289,387,000 in aggregate principal amount of its Secured Notes. The aggregate principal amount includes the $265,000,000 in aggregate principal amount of Secured Notes initially issued in the private placement transaction on March 15, 2012 increased by an additional $24,387,000 in lieu of cash as payment-in-kind interest in respect of the Secured Notes on the September 15, 2012 and March 15, 2013 interest payment dates. We are also offering approximately $87,989,000 of additional Secured Notes and guarantees thereon, that may be issued, at our option, in lieu of cash interest payments on the Secured Notes.

20. Subsequent Events

On March 4, 2013, the Company notified the trustee of its Secured Notes that it had selected to pay interest on the Secured Notes for the 12-month period commencing March 15, 2013 in the form of 5% cash payment and 8% payment in kind, which represents $14.9 million and $23.6 million, respectively.

On May 29, 2013, the Company entered into the third amendment to the ABL Facility, which provided increased short-term borrowing availability. As part of the third amendment, the Company agreed to the following revised terms: (i) the aggregate overall amount of the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) through November 30, 2014, the Company is no longer required to maintain minimum excess availability (as defined in the ABL Facility); (iii) the interest rate margin added to applicable LIBOR based borrowings has increased to a fixed 5%; (iv) the interest rate margin added to applicable Base Rate borrowings has increased to a fixed 3%; (v) the 1.25% floor applicable to LIBOR based borrowings has been removed; and (vi) to the extent that we dispose of assets that are ABL Priority Collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

The Company agreed to pay $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company will also expense $0.7 million of unamortized deferred debt issuance costs to interest expense.